Commitments and Contingencies - Schedule of Future Minimum Payments Required Under the Leases (Detail)	Dec. 31, 2017 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2018	$ 390,344
2019	260,196
2020	226,152
2021	232,278
2022	137,580
Total	$ 1,246,550